Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 13,174,125	$ 16,301,131	$ 9,115,131
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,404,912	2,635,242	1,852,152
Allowance for doubtful accounts		952,439	429,803
Loss on disposal of property and equipment	19,091	34,166	2,416
Deferred income taxes	238,883	(196,909)	(230,043)
Non-cash lease expense	3,501,753
Changes in assets and liabilities:
Accounts receivable	(13,057,615)	(7,937,804)	(9,269,755)
Prepayments	(2,097,963)	(887,778)	(1,313,830)
Prepayment, related party		(95,244)
Other current assets	(1,510,847)	(970,199)	25,925
Operating lease liabilities	(3,037,030)
Accounts payable	2,017,431	147,818	(505,372)
Accounts payable - related parties	(10,440)	122,630	(88,136)
Wages payable	3,511,093	1,884,440	2,393,214
Income taxes recoverable	(192,965)	(548,893)
Income taxes payable	94,336	(153,896)	(386,825)
Deferred revenue	100,245	(221,771)	(38,813)
Accrued liabilities and other payables	(941,772)	1,077,098	1,016,373
Net cash provided by operating activities	5,213,237	12,142,470	3,002,240
Cash flows from investing activities
Purchase of property and equipment	(4,481,450)	(4,768,139)	(2,082,719)
Proceeds from sale of property and equipment	36,693	9,197	108
Payments for equity investments		(1,461)	(3,509,404)
Repayments from third parties			233,596
Advance to related parties	(214,111)	(105,827)	(7,400)
Repayment from related parties	198,017	117,802
Net cash used in investing activities	(4,460,851)	(4,748,428)	(5,365,819)
Cash flows from financing activities
Contribution from noncontrolling investor in subsidiary			353,581
Dividend distributed to noncontrolling investor in subsidiary	(213,722)	(355,232)
Repayments to related parties			(473,914)
Borrowings from short term loans	4,452,368	3,891,596	3,780,490
Repayment of short term loans	(3,694,345)	(3,625,448)
Net cash provided by (used in) financing activities	544,301	(89,084)	3,660,157
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(388,113)	(1,513,411)	884,519
Net change in cash, cash equivalents and restricted cash	908,574	5,791,547	2,181,097
Cash, cash equivalents and restricted cash, beginning of the year	24,419,912	18,628,365	16,447,268
Cash, cash equivalents and restricted cash, end of the year	25,328,486	24,419,912	18,628,365
Supplemental cash flow information
Interest paid	190,808	404,958	1,609
Income taxes paid	2,993,733	3,929,237	1,767,983
Non-cash investing and financing activities
Transfer from prepayments to property and equipment	904,309	392,637	866,940
Liabilities assumed in connection with purchase of property and equipment	24,512	88,112	252,317
Property and equipment purchased by related party			15,539
Advance to related party settled through service			52,215
Settlement of notes receivable from a third party			$ 328,783